Brown Advisory Equity Income Fund
Schedule of Investments
March 31, 2023 (Unaudited)

Shares	Security Description	Value $
Common Stocks - 91.8%
Communication Services - 3.4%
11,769	Cogent Communications Holdings, Inc.	749,921
44,682	Comcast Corp.	1,693,894
		2,443,815
Consumer Discretionary - 8.7%
13,138	Best Buy Co., Inc.	1,028,311
5,975	Home Depot, Inc.	1,763,342
6,587	Lowe's Companies, Inc.	1,317,203
8,015	McDonald's Corp.	2,241,074
		6,349,930
Consumer Staples - 7.8%
14,350	Procter & Gamble Co.	2,133,702
10,834	Target Corp.	1,794,435
34,267	Unilever PLC ADR	1,779,485
		5,707,622
Energy - 3.5%
38,755	Baker Hughes Co.	1,118,469
82,549	Kinder Morgan, Inc.	1,445,433
		2,563,902
Financials - 14.4%
8,781	Ameriprise Financial, Inc.	2,691,377
52,892	Bank of America Corp.	1,512,711
16,940	Blackstone, Inc.	1,488,010
9,347	Chubb Ltd.	1,815,000
13,198	JPMorgan Chase & Co.	1,719,831
37,498	Truist Financial Corp.	1,278,682
		10,505,611
Health Care - 19.0%
15,526	AbbVie, Inc.	2,474,379
22,089	CVS Health Corp.	1,641,433
16,246	Gilead Sciences, Inc.	1,347,931
4,195	Johnson & Johnson	650,225
17,821	Medtronic PLC	1,436,729
27,836	Merck & Co., Inc.	2,961,472
17,890	Novartis AG ADR	1,645,880
3,588	UnitedHealth Group, Inc.	1,695,653
		13,853,702
Industrials - 9.2%
10,822	Automatic Data Processing, Inc.	2,409,302
6,011	Cummins, Inc.	1,435,908
10,906	Otis Worldwide Corp.	920,466
10,151	United Parcel Service, Inc.	1,969,193
		6,734,869
Information Technology - 19.2%
4,895	Accenture PLC	1,399,040
9,731	Analog Devices, Inc.	1,919,148
26,804	Apple, Inc.	4,419,980
32,551	Cisco Systems, Inc.	1,701,603
15,694	Microsoft Corp.	4,524,580
		13,964,351
Materials - 4.4%
16,474	Dow, Inc.	903,105
6,575	Linde PLC	2,337,018
		3,240,123
Utilities - 2.2%
28,232	Dominion Energy, Inc.	1,578,451
Total Common Stocks (Cost $36,348,894)		66,942,376

Preferred Stocks - 1.4%
Financials - 0.6%
6,635	KKR & Co., Inc. - Series C, 6.00%	420,991
Health Care - 0.8%
11,326	Becton, Dickinson & Co. Depositary Shares^	563,128
Total Preferred Stocks (Cost $916,334)		984,119

Real Estate Investment Trusts - 4.5%
6,611	American Tower Corp.	1,350,892
24,753	Hannon Armstrong Sustainable Infrastructure Capital, Inc.	707,936
16,186	W.P. Carey, Inc.	1,253,605
Total Real Estate Investment Trusts (Cost $2,426,196)		3,312,433

Short-Term Investments - 2.6%
Money Market Funds - 2.6%
1,893,700	First American Government Obligations Fund - Class Z, 4.61%#	1,893,700
Total Short-Term Investments (Cost $1,893,700)		1,893,700
Total Investments - 100.3% (Cost $41,585,124)		73,132,628
Liabilities in Excess of Other Assets - (0.3)%		(232,097)
NET ASSETS - 100.0%		$72,900,531

ADR - American Depositary Receipt
^ Each depositary share represents 1/20th interest in a share of Becton, Dickinson and Co. 6.00% Mandatory Convertible Preferred Stock, Series B. Each outstanding depositary share will automatically convert on June 1, 2023 into a number of shares of common stock. Refer to the company's filings at sec.gov for additional information.

# Annualized seven-day yield as of the date of this report.

Various inputs may be used to determine the value of the Fund's investments.  These inputs are summarized in three broad levels.  The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Evaluated price based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc.).
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

As of the date of this report, all of the Fund's investments were categorized as Level 1 securities.

The Global Industry Classification Standard (GICS®) was developed by and is the exclusive property of MSCI, Inc. and Standard & Poor’s  Financial Services LLC ('S&P').  (GICS®) is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund's Administrator, U.S. Bancorp Fund Services, LLC.